INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Management contracts	40
Customer relationships	9 to 10
Other	3 to 7
The following table presents the components of the partnership’s intangible assets as of December 31, 2018 and December 31, 2017:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Cost	$1,273	$1,271
Accumulated amortization	(46)	(35)
Accumulated impairment losses	(48)	(48)
Balance, end of year	$1,179	$1,188

The following table presents a roll forward of the partnership’s intangible assets December 31, 2018 and December 31, 2017:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Balance, beginning of year	$1,188	$1,141
Acquisitions	67	17
Disposals	2	—
Amortization	(17)	(8)
Foreign currency translation	(58)	82
Reclassification to assets held for sale and other(1)	(3)	(44)
Balance, end of year	$1,179	$1,188

(1)
In the fourth quarter of 2017, the partnership reclassified the intangible assets of the Hard Rock Hotel and Casino, which had a carrying value of $45 million, to assets held for sale. The majority of these were sold to a third party in the first quarter of 2018, and the remainder in the third quarter of 2018.